Related-Party Transaction (Tables)	12 Months Ended
Dec. 31, 2018
Privateer [Member]
Summary of Related Party Balances Outstanding

The various components of the Privateer Holdings debt facilities which represents the related-party balances outstanding are as follows:

	As of December 31,
	2018	2017
Privateer Holdings credit facility	$—	$24,700
Privateer Holdings construction facility	—	6,395
Privateer Holdings start-up loans	—	1,731

Total	$—	$32,826

Privateer Holdings Start Up Loans [Member]
Summary of Related Party Balances Outstanding	The outstanding balances under these loans are:

	Year ended December 31,
	2018	2017
Tilray Deutschland GmbH	$—	$1,340
Tilray Portugal Unipessoal, Lda.	—	105
Other	—	286

	$—	$1,731